Debt (Convertible Senior Subordinated Notes Due) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended				0 Months Ended	6 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2008	Dec. 31, 2010	Jun. 30, 2011 2009 Credit Facility [Member]	Apr. 30, 2008 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 30, 2011 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 30, 2010 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 20, 2011 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Apr. 09, 2008 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Apr. 09, 2008 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member] Call Option [Member]	Jun. 30, 2011 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member] Call Option [Member]	Jun. 30, 2011 7.25% Senior Notes Due 2022 [Member]	Jun. 08, 2011 7.25% Senior Notes Due 2022 [Member]	Jun. 30, 2011 7.00% Senior Notes Due 2019 [Member]	Nov. 30, 2010 7.00% Senior Notes Due 2020 [Member]	Jun. 30, 2011 7.00% Senior Notes Due 2020 [Member]	Dec. 31, 2010 7.00% Senior Notes Due 2020 [Member]
Principal amount of Convertible Notes	$ 379,500,000		$ 379,500,000		$ 379,500,000				$ 13,000,000	$ 107,600,000		$ 400,000,000	$ 400,000,000	$ 500,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000
Notes, interest rate					1.75%	1.75%						7.25%	7.25%	7.00%	7.00%	7.00%
Proceeds from issuance of debt		50,371,000				50,400,000
Proceeds from issuance of debt	2,200,000,000					370,700,000						388,700,000		485,900,000		386,600,000
Redemption percentage												35.00%				35.00%
Percentage of principal amount												101.00%		101.00%
Issue price percentage															99.105%
Convertible Notes, maturity date					Apr. 15, 2015	Apr. 15, 2015
Convertible Notes conversion rate						$ 34.2466
Convertible Notes, principal amount convertible						1,000,000,000
Convertible Notes, convertible amount per share	$ 29.20					$ 29.20			$ 24.85
Convertible Notes, increased initial conversion price						40.00
Convertible notes conversion premium over the closing price									61.10%
Purchase of common stock, shares	13									13
Call option strike price per share									$ 29.20	$ 40.00
Call options, expiration date											Apr. 15, 2015
Cost paid to investment bankers				43,400,000								7,900,000		9,900,000
Interest expense						12,400,000	13,300,000					1,900,000				14,400,000
Contractual interest payments						3,300,000	3,300,000
Amortization of debt discount						$ 10,000,000	$ 9,100,000
Percentage of conversion price						130.00%
Closing sale price of stock								$ 37.96